PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parentheticals (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2019	Oct. 29, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares authorized				100,000
Class A ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value	$ 0.01	$ 0.01
Ordinary shares authorized	70,000,000	70,000,000	700,000	71,369
Ordinary Shares issued	16,604,402	9,192,660
Ordinary shares outstanding	16,604,402	9,192,660
Class B ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Par value	$ 0.01	$ 0.01	$ 0.01
Ordinary shares authorized	30,000,000	30,000,000	300,000	28,631
Ordinary Shares issued	2,773,100	2,863,100
Ordinary shares outstanding	2,773,100	2,863,100
Parent Company | Class A ordinary shares | Reportable Legal Entity
Condensed Balance Sheet Statements, Captions [Line Items]
Par value	$ 0.01	$ 0.01
Ordinary shares authorized	70,000,000	70,000,000
Ordinary Shares issued	16,604,402	9,192,660
Ordinary shares outstanding	16,604,402	9,192,660
Parent Company | Class B ordinary shares | Reportable Legal Entity
Condensed Balance Sheet Statements, Captions [Line Items]
Par value	$ 0.01	$ 0.01
Ordinary shares authorized	30,000,000	30,000,000
Ordinary Shares issued	2,773,100	2,863,100
Ordinary shares outstanding	2,773,100	2,863,100